Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares issued
Number of shares issued

(in shares)	December 31, 2017	December 31, 2016	December 31, 2015
On issue at 1 January	159,208,949	159,208,949	131,050,666
Conversion perpetual convertible preferred equity	—	—	9,459,283
Capital increases	—	—	18,699,000
On issue at 31 December - fully paid	159,208,949	159,208,949	159,208,949